Borrowings - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Borrowings	£ 26,625	£ 28,638	£ 28,344
Property, plant and equipment pledged as security	392	440
Collateral received	878	709
Borrowings
Disclosure of fair value measurement of liabilities [line items]
Notional amount	26,363	28,310
At fair value
Disclosure of fair value measurement of liabilities [line items]
Borrowings	30,164	32,239
At fair value | Level 1
Disclosure of fair value measurement of liabilities [line items]
Borrowings	13,018	12,547
At fair value | Level 2
Disclosure of fair value measurement of liabilities [line items]
Borrowings	£ 17,146	£ 19,692